PROHIBITED TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS [Abstract]
PROHIBITED TRANSACTIONS
8.
PROHIBITED TRANSACTIONS

During the year ended December 31, 2023, the Employer made remittances of participant contributions and loan repayments totaling $333,487 that were in excess of the time period described by the Department of Labor’s Rules and Regulations. The delay in remitting the contributions was due to an administrative error. The Employer reimbursed the Plan for lost earnings on July 9, 2025. The Employer paid the applicable excise tax payments from the Employer’s assets and not from assets of the Plan in July 2025.